INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Amortization	$ 7,540	$ 7,505